Impairment review - Key assumptions used in value in use calculations (Details) € in Millions	6 Months Ended
Sep. 30, 2018 EUR (€)
Impairment review
Impairment losses	€ 3,495
Germany (VDSL spend)
Impairment review
Recoverable amount that exceeds carrying value	€ 8,700
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	8.10%
Long-term growth rate (as a percent)	0.50%
Projected adjusted EBITDA (as a percent)	3.00%
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	2.40%
Long-term growth rate (as a percent)	(2.50%)
Projected adjusted EBITDA (as a percent)	(5.80%)
Projected capital expenditure (as a percent)	19.40%
Spain
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	9.50%
Long-term growth rate (as a percent)	0.50%
Projected adjusted EBITDA (as a percent)	2.60%
(Increase) decrease change required for carrying value to equal recoverable amount
Increase in pre-tax risk adjusted discount rate	€ (1,600)
Decrease in pre-tax risk adjusted discount rate	2,500
Increase in long-term growth rate	(1,300)
Decrease in long-term growth rate	2,000
Increase projected adjusted EBITDA	900
Decrease projected adjusted EBITDA	(800)
Increase in projected capital expenditure	(400)
Decrease in projected capital expenditure	400
Italy
Impairment review
Recoverable amount that exceeds carrying value	€ 2,800
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	10.20%
Long-term growth rate (as a percent)	1.00%
Projected adjusted EBITDA (as a percent)	(2.20%)
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	2.60%
Long-term growth rate (as a percent)	(2.70%)
Projected adjusted EBITDA (as a percent)	(4.70%)
Projected capital expenditure (as a percent)	12.20%
Romania
Assumptions used in value in use calculation
Pre-tax adjusted discount rate (as a percent)	10.20%
Long-term growth rate (as a percent)	1.00%
Projected adjusted EBITDA (as a percent)	1.90%
(Increase) decrease change required for carrying value to equal recoverable amount
Increase in pre-tax risk adjusted discount rate	€ (200)
Decrease in pre-tax risk adjusted discount rate	300
Increase in long-term growth rate	(100)
Decrease in long-term growth rate	200
Increase projected adjusted EBITDA	100
Decrease projected adjusted EBITDA	(100)
Increase in projected capital expenditure	(100)
Decrease in projected capital expenditure	€ 100
UK
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.20%
Long-term growth rate (as a percent)	(0.20%)
Projected adjusted EBITDA (as a percent)	(0.40%)
Projected capital expenditure (as a percent)	1.00%
Ireland
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	0.10%
Long-term growth rate (as a percent)	(0.10%)
Projected adjusted EBITDA (as a percent)	(0.20%)
Projected capital expenditure (as a percent)	0.60%
Portugal
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	1.50%
Long-term growth rate (as a percent)	(1.50%)
Projected adjusted EBITDA (as a percent)	(3.30%)
Projected capital expenditure (as a percent)	9.10%
Czech Republic
Change required for carrying value to equal recoverable amount
Pre-tax risk adjusted discount rate (as a percent)	2.80%
Long-term growth rate (as a percent)	(3.40%)
Projected adjusted EBITDA (as a percent)	(5.80%)
Projected capital expenditure (as a percent)	16.20%
Minimum | Germany (VDSL spend)
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.50%
Minimum | Spain
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.70%
Minimum | Italy
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	11.90%
Minimum | Romania
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	12.00%